NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund (formerly, NVIT Wells Fargo Discovery Fund)

NVIT Amundi Multi Sector Bond Fund

NVIT AQR Large Cap Defensive Style Fund

NVIT BlackRock Equity Dividend Fund

NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund)

NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)

NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)

NVIT Bond Index Fund

NVIT Columbia Overseas Value Fund

NVIT Core Bond Fund

NVIT DoubleLine Total Return Tactical Fund

NVIT Emerging Markets Fund

NVIT Federated High Income Bond Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT International Index Fund

NVIT Jacobs Levy Large Cap Growth Fund

NVIT Mid Cap Index Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT Neuberger Berman Multi Cap Opportunities Fund

NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)

NVIT Real Estate Fund

NVIT S&P 500 Index Fund

NVIT Short Term Bond Fund

NVIT Small Cap Index Fund

Supplement dated December 8, 2022

to the Statement of Additional Information (“SAI”) dated May 2, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Short Term Bond Fund

1.

At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 7, 2022, the Board approved the termination of Nationwide Asset Management, LLC (“NWAM”) as the subadviser to the NVIT Short Term Bond Fund (the “Fund”), and the appointment of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as the Fund’s new subadviser. This change is anticipated to take effect on or about March 20, 2023, (the “Effective Date”).

2.	As of the Effective Date, the SAI is amended as follows:

a.	All references to, and information regarding, NWAM in the SAI with respect to the Fund are deleted in their entirety.

b.	The Fund is renamed the “NVIT Loomis Short Term Bond Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

c.	All references to, and information regarding, Gary S. Davis, CFA and Corsan Maley in the SAI with respect to the Fund are deleted in their entirety.

d.	The following supplements the information in the table under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” beginning on page 70 of the SAI:

Name of Fund	Amount of Advisory Fee Waiver
NVIT Loomis Short Term Bond Fund	0.00837% per annum

e.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 74 of the SAI:

Fund	Subadviser
NVIT Loomis Short Term Bond Fund	Loomis, Sayles & Company, L.P.

f.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of September 30, 2022)
Loomis, Sayles & Company, L.P.
Christopher T. Harms	NVIT Loomis Short Term Bond Fund	None
Clifton V. Rowe, CFA	NVIT Loomis Short Term Bond Fund	None
Daniel Conklin, CFA	NVIT Loomis Short Term Bond Fund	None

g.

The following replaces the information under the subsection “Description of Compensation Structure – Loomis, Sayles & Company, L.P. (“Loomis Sayles”)” under the heading “Appendix C – Portfolio Managers”:

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or bonus potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. The annual bonus is incentive-based and generally represents a significant multiple of base salary. The bonus is based on three factors: investment performance, profit growth of the firm, and personal conduct. Investment performance is the primary component of the annual bonus and generally represents at least 60% of the total for fixed-income managers. The other factors are used to determine the remainder of the annual incentive bonus, subject to the discretion of the Chief Investment Officer (“CIO”) and senior management. The CIO and senior management evaluate these other factors annually.

The investment performance component of the annual incentive bonus depends primarily on investment performance against benchmark and/or against peers within similar disciplines. The score is based upon the product’s institutional composite performance; however, adjustments may be made if there is significant dispersion among the returns of the composite and accounts not included in the composite. For most products, the product investment score compares the product’s rolling three year performance over the past nine quarters (a five year view) against both a benchmark and a peer group established by the CIO. The scoring rewards both the aggregate excess performance of the product against a benchmark and the product’s relative rank within a peer group. In addition, for fixed income products, the performance score rewards for the consistency of that outperformance and is enhanced if over the past five years it has kept its rolling three-year performance ahead of its benchmark. Managers working on several product teams receive a final score based on the relative revenue weight of each product.

Portfolio managers may also participate in the three segments of the long-term incentive program. The amount of the awards for each segment are dependent upon role, industry experience, team and firm profitability, and/or investment performance.

General

The core elements of the Loomis Sayles compensation plan include a base salary, an annual incentive bonus, and, for senior investor and leadership roles, a long-term incentive bonus. The base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. The annual incentive bonus and long term incentive bonus is driven by a variety of factors depending upon the specific role. Factors include investment performance, individual performance, team and firm profitability, role, and industry experience.    Both the annual and long term bonus have a deferral component. Loomis Sayles has developed and implemented three long-term incentive plan segments to attract and retain investment talent.

For the senior-most investment roles, a Long Term Incentive Plan provides annual grants relative to the role, and includes a post retirement payment feature to incentivize effective succession management. Participation is contingent upon signing an award agreement, which includes a non-compete covenant. The second and third Long Term Incentive Plans are constructed to create mid- term alignment for key positions, including a two year deferral feature. The second plan is role based, and the third is team based which is more specifically dependent upon team profitability and/or investment performance.

In addition, Loomis Sayles also offers a profit sharing plan for all employees and a defined benefit plan for employees who joined the firm prior to May 3, 2003. The profit sharing contribution to the retirement plan of each employee is based on a percentage of base salary (up to a maximum amount). The defined benefit plan is based on years of service and base compensation (up to a maximum amount).

h.    The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of September 30, 2022)
Loomis, Sayles & Company, L.P.
Christopher T. Harms	Mutual Funds: 19 accounts, $4.2 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 11 accounts, $8.7 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts 228 accounts, $20.5 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Clifton V. Rowe, CFA	Mutual Funds: 8 accounts, $4.2 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 11 accounts, $8.7 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 193 accounts, $20.0 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Daniel Conklin, CFA	Mutual Funds: 8 accounts, $4.2 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 11 accounts, $8.7 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 190 accounts, $20.0 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

3.

Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about Loomis Sayles.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE